UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7363]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 30.0%^
725,134	American Century Heritage - Investor Class	$13,973,326
97,847	American Century Vista Fund - Investor Class	1,824,853
118,100	Claymore Exchange Traded Fund	5,587,311
101,743	Columbia Acorn International Fund - Class Z	4,015,799
839,321	Excelsior Emerging Markets Fund - Service Class	12,707,320
120,014	Fidelity Latin American Fund	7,038,842
95,363	iPath MSCI India Index Exchange Traded Note*	7,978,069
70,150	iShares FTSE/Xinhua China 25 Index Fund	10,084,062
76,600	iShares Goldman Sachs Natural Resources Index Fund	9,388,862
445,049	iShares MSCI Australia Index Fund	11,945,115
69,402	iShares MSCI Brazil Index Fund	5,269,694
100,200	iShares MSCI Emerging Markets Index Fund	13,652,250
438,150	iShares MSCI Germany Index Fund	13,643,991
474,000	iShares MSCI Hong Kong Index Fund	9,461,040
699,606	iShares MSCI Malaysia Index Fund	9,178,831
90,148	iShares MSCI Pacific ex-Japan Index Fund	12,793,804
68,600	iShares MSCI Spain Index Fund	3,940,384
38,785	iShares S&P Latin America 40 Index Fund	9,252,550
306,788	Ivy Large Cap Growth Fund - Class Y	4,169,250
258,663	JHancock Large Cap Equity Fund - Class A*	7,180,482
117,700	Market Vectors Russia ETF	5,380,067
276,737	Matthews China Fund	9,099,102
315,496	Matthews India Fund	6,581,251
222,319	Pioneer Emerging Markets Fund - Class A	7,665,567
428,000	PowerShares WilderHill Clean Energy Portfolio*	9,330,400
60,000	streetTRACKS Gold Trust ETF*	5,486,400
143,150	Vanguard Emerging Markets Stock ETF	13,583,503
68,776	Wells Fargo Advantage Growth Fund - Investor Class*	1,785,420
93,550	WisdomTree Pacific ex-Japan Total Dividend Fund	7,068,638

	Total Class 1 & 2 Funds
	(Cost $213,369,701)	239,066,183

	Class 3 Funds: 69.8%^
1,507,838	AllianceBernstein International Growth Fund - Class A	28,377,511
1,569,139	BlackRock Fundamental Growth Fund - Class I*	33,971,853
709,529	BlackRock International Opportunities Portfolio - Service Class	26,387,379
654,258	Calamos Growth Fund - Class A	33,890,584
185,017	DJ Euro Stoxx 50 ETF	10,360,952
20,000	DJ Stoxx 50 ETF	952,600
68,706	Dodge & Cox International Stock Fund	2,906,950
156,850	Goldman Sachs Structured International Equity Fund - Class A	2,065,711
438,792	Harbor International Fund - Institutional Class	28,543,408
432,675	iShares MSCI EMU Index Fund[1]	46,499,582
1,393,839	Ivy Asset Strategy Fund - Class A	37,759,105
1,054,026	Julius Baer International Equity Fund - Class A	41,771,039
1,338,402	Laudus International MarketMasters Select Fund	26,125,600
1,180,203	Marsico Growth Fund	23,993,520
559,802	Rydex Series Trust Sector Rotation Fund - Class H	7,568,518
233,853	T. Rowe Price Blue Chip Growth Fund	8,561,359
1,459,365	Thornburg International Value Fund - Class A	43,445,299
134,174	Transamerica Premier Equity Fund - Investor Class	3,131,615
419,280	UMB Scout International Fund	14,557,391
641,110	Vanguard European Stock ETF	43,659,591
587,398	Vanguard Growth ETF	34,820,953
524,738	Vanguard International Value Fund - Investor Class	20,275,876
337,300	WisdomTree DIEFA Fund	21,506,248
230,600	WisdomTree International Dividend Top 100 Fund	15,000,530

	Total Class 3 Funds	556,133,174
	(Cost $568,017,850)

	TOTAL INVESTMENT COMPANIES
	(Cost $781,387,551)	795,199,357

	SHORT-TERM INVESTMENT: 0.6%
4,356,533	Fidelity Institutional Money Market Portfolio	4,356,533

	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,356,533)	4,356,533

	INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.2%
1,982,200	Mount Vernon Securities Lending Prime Portfolio[2]	1,982,200

	TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $1,982,200)	1,982,200

	TOTAL INVESTMENTS: 100.6%
	(Cost $787,726,284)	801,538,090
	Liabilities in Excess of Other Assets: (0.6)%	(4,561,110)
	NET ASSETS: 100.0%	$796,976,980

*	Non-income producing.
[1]	This security or a portion of this security is out on loan at January 31, 2008.
[2]
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this money market fund.

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

^
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$787,779,580
Gross unrealized appreciation	62,385,514
Gross unrealized depreciation	(48,627,004)
Net unrealized appreciation	$13,758,510

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Class 1 & 2 Funds: 58.2%^
57,471	Alger Capital Appreciation Fund - Institutional Class*	$1,119,540
488,822	American Century Heritage - Investor Class	9,419,600
81,000	Claymore Exchange Traded Fund	3,832,110
17,574	Columbia Acorn International Fund - Class Z	693,656
152,602	Driehaus Emerging Markets Growth Fund	5,818,704
45,000	Energy Select Sector SPDR Fund	3,132,000
354,601	Excelsior Emerging Markets Fund - Service Class	5,368,662
70,900	iPath MSCI India Exchange Traded Note*	5,931,494
39,320	iShares FTSE/Xinhuq China 25 Index Fund	5,652,250
62,500	iShares Goldman Sachs Natural Resources Index Fund	7,660,625
264,275	iShares MSCI Australia Index Fund	7,093,141
65,450	iShares MSCI Brazil Index Fund	4,969,619
70,150	iShares MSCI Emerging Markets Index Fund	9,557,937
270,809	iShares MSCI Germany Index Fund	8,432,992
387,300	iShares MSCI Hong Kong Index Fund	7,730,508
543,430	iShares MSCI Malaysia Index Fund	7,129,802
57,911	iShares MSCI Pacific ex-Japan Index Fund	8,218,729
70,000	iShares MSCI Spain Index Fund	4,020,800
18,693	iShares S&P Latin America 40 Index Fund	4,459,402
131,331	Ivy Large Cap Growth Fund - Class Y	1,784,789
55,587	JHancock Large Cap Equity Fund - Class A*	1,543,101
58,750	Market Vectors Russia ETF	2,685,463
239,068	Matthews China Fund	7,860,551
217,461	Matthews India Fund	4,536,237
73,744	Oppenheimer International Small Company Fund - Class A	1,705,697
61,098	PowerShares Golden Dragon Halter USX China Fund	1,685,083
323,000	PowerShares WilderHill Clean Energy Portfolio*[1]	7,041,400
100,900	Vanguard Emerging Markets Stock ETF	9,574,401
51,441	Wells Fargo Advantage Growth Fund - Investor Class*	1,335,411
109,400	WisdomTree Pacific ex-Japan Total Dividend Fund	8,266,264

	Total Class 1 & 2 Funds
	(Cost $145,651,455)	158,259,968

	Class 3 Funds: 41.8%^
306,063	BlackRock Fundamental Growth Fund - Class I*	6,626,268
167,229	BlackRock International Opportunities Portfolio - Service Class	6,219,243
140,829	Calamos Growth Fund - Class A	7,294,921
45,800	DJ Euro Stoxx 50 ETF	2,564,800
107,096	Harbor International Fund - Institutional Class	6,966,616
100,205	iShares MSCI EMU Index Fund	10,769,031
245,012	Ivy Asset Strategy Fund - Class A	6,637,380
177,763	Julius Baer International Equity Fund - Class A	7,044,760
260,881	Laudus International MarketMasters Select Fund	5,092,399
331,809	Marsico Growth Fund	6,745,686
174,070	Rydex Series Trust Sector Rotation Fund - Class H	2,353,425
53,700	streetTRACKS Gold Trust ETF*	4,910,328
112,383	T. Rowe Price Blue Chip Growth Fund	4,114,353
291,263	Thornburg International Value Fund - Class A	8,670,893
134,680	Vanguard European Stock ETF	9,171,708
55,298	Vanguard Growth ETF	3,278,065
132,875	Vanguard International Value Fund - Investor Class	5,134,277
88,000	WisdomTree DIEFA Fund	5,610,880
65,000	WisdomTree International Dividend Top 100 Fund	4,228,250

	Total Class 3 Funds
	(Cost $116,839,054)	113,433,283

	TOTAL INVESTMENT COMPANIES
	(Cost $262,490,509)	271,693,251

	SHORT-TERM INVESTMENT: 0.6%
1,612,137	Fidelity Institutional Money Market Portfolio	1,612,137

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,612,137)	1,612,137

	INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.1%
352,000	Mount Vernon Securities Lending Prime Portfolio [2]	352,000

	TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $352,000)	352,000

	TOTAL INVESTMENTS: 100.7%
	(Cost $264,454,646)	273,657,388
	Liabilities in Excess of Other Assets: (0.7)%	(1,820,814)
	NET ASSETS: 100.0%	$271,836,574

*	Non-income producing.
[1]	This security or a portion of this security is out on loan at January 31, 2008.
[2]
The fund may loan securities representing up to one third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this money market fund.

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

^
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$264,491,609
Gross unrealized appreciation	24,429,594
Gross unrealized depreciation	(15,263,815)
Net unrealized appreciation	$9,165,779

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Class 3 Funds: 59.8%^
158,318	Allianz CCM Mid Cap Fund - Class D	$3,858,204
187,214	BlackRock Fundamental Growth Fund - Class I*	4,053,184
105,667	BlackRock International Opportunities Portfolio - Service Class	3,929,772
78,783	Calamos Growth Fund - Class A	4,080,967
59,655	Harbor International Fund - Institutional Class	3,880,541
35,542	iShares MSCI EMU Index Fund	3,819,699
155,476	Ivy Asset Strategy Fund - Class A	4,211,833
103,919	Julius Baer International Equity Fund - Class A	4,118,315
181,104	Marsico Growth Fund	3,681,838
48,700	streetTRACKS Dow Jones Euro Stoxx 50 ETF	2,727,200
135,092	Thornburg International Value Fund - Class A	4,021,687
86,228	UMB Scout International Fund	2,993,851
45,404	Vanguard European Stock ETF	3,092,012
19,808	Vanguard International Value Fund - Investor Class	765,384
43,100	WisdomTree DEFA Fund	2,748,056
35,900	WisdomTree International Dividend Top 100 Fund	2,335,295

	Total Class 3 Funds
	(Cost $55,983,103)	54,317,838

	Class 4 Funds: 18.3%^
15,459	BlackRock Global Allocation Fund - Class A	300,528
26,131	Calamos Global Growth & Income Fund - Class A	276,989
63,723	Hussman Strategic Growth Fund	979,416
318,667	Matthews Asian Growth & Income Fund	5,981,389
114,196	Permanent Portfolio	4,224,097
275,660	PIMCO CommodityRealReturn Strategy Fund - Institutional Class	4,846,097

	Total Class 4 Funds
	(Cost $15,685,079)	16,608,516

	Bond Funds: 21.6%^
128,400	iShares Lehman 1-3 Year Treasury Bond Fund	10,727,820
46,456	Loomis Sayles Global Bond Fund	753,979
740,962	PIMCO Total Return Fund - Institutional Class	8,150,579

	Total Bond Funds
	(Cost $19,384,325)	19,632,378

	TOTAL INVESTMENT COMPANIES
	Cost ($91,052,507)	90,558,732

	SHORT-TERM INVESTMENT: 0.5%
424,006	Fidelity Institutional Money Market Portfolio	424,006

	TOTAL SHORT-TERM INVESTMENT
	(Cost $424,006)	424,006

	TOTAL INVESTMENTS: 100.2%
	(Cost $91,476,513)	90,982,738
	Liabilities in Excess of Other Assets: (0.2)%	(150,317)
	NET ASSETS: 100.0%	$90,832,421

*	Non-income producing.
^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^
BOND FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some bond funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$91,481,318
Gross unrealized appreciation	3,336,635
Gross unrealized depreciation	(3,835,215)
Net unrealized depreciation	$(498,580)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 98.8%
	Class 4 Funds: 16.2%^
453,513	Matthews Asian Growth & Income Fund	$8,512,432
218,585	Permanent Portfolio	8,085,454
398,139	PIMCO CommodityRealReturn Strategy Fund - Institutional Class	6,999,285

	Total Class 4 Funds
	(Cost $22,137,451)	23,597,171

	Bond Funds: 82.6%^
205,877	Calvert Income Fund	3,401,095
1,287,576	Eaton Vance Strategic Income Fund - Class A	10,197,605
71,206	Fidelity Advisor Strategic Income Fund - Class T	828,122
205,500	iShares Lehman 1-3 Year Treasury Bond Fund	17,169,525
934,535	Loomis Sayles Bond Fund - Institutional Class	13,625,526
892,822	Loomis Sayles Global Bond Fund - Institutional Class	14,490,507
429,461	Managers Short Duration Government Fund	4,165,772
824,345	Oppenheimer International Bond Fund - Class A	5,407,707
2,087,154	Oppenheimer Strategic Income Fund - Class A	9,266,965
1,608,742	PIMCO Low Duration Fund - Institutional Class	16,553,952
1,911,892	PIMCO Total Return Fund - Institutional Class	21,030,808
157,233	Pioneer High-Yield Fund - Class A	1,588,057
282,647	Pioneer Strategic Income Fund - Class A	2,973,446

	Total Bond Funds
	(Cost $118,549,048)	120,699,087

	TOTAL INVESTMENT COMPANIES
	(Cost $140,686,499)	144,296,258

	SHORT-TERM INVESTMENT: 1.0%
1,469,094	Fidelity Institutional Money Market Portfolio	1,469,094

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,469,094)	1,469,094

	TOTAL INVESTMENTS: 99.8%
	(Cost $142,155,593)	145,765,352
	Other Assets in Excess of Liabilities: 0.2%	327,521
	NET ASSETS: 100.0%	$146,092,873

^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^
BOND FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some bond funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$142,209,021
Gross unrealized appreciation	4,166,573
Gross unrealized depreciation	(610,242)
Net unrealized appreciation	$3,556,331

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Stock Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.1%
	Aerospace & Defense: 2.0%
1,506	Goodrich Corp.	$94,201
869	Precision Castparts Corp.	98,892
		193,093
	Beverages: 1.9%
2,136	Molson Coors Brewing Co.	95,415
2,480	The Pepsi Bottling Group, Inc.	86,428
		181,843
	Biotechnology: 1.0%
2,068	Gilead Sciences, Inc.*	94,487

	Building Products: 1.0%
2,172	Trane, Inc.	97,262

	Capital Markets: 6.2%
8,699	Charles Schwab Corp.	193,987
3,371	Janus Capital Group, Inc.	91,051
1,327	Northern Trust Corp.	97,349
1,360	State Street Corp.	111,683
1,981	T. Rowe Price Group, Inc.	100,219
		594,289
	Chemicals: 4.3%
1,104	Air Products & Chemicals, Inc.	99,382
1,791	Monsanto Co.	201,380
1,312	Praxair, Inc.	106,154
		406,916
	Commercial Services & Supplies: 2.1%
2,476	Apollo Group, Inc.*	197,436

	Communications Equipment: 2.1%
7,264	Juniper Networks, Inc.*	197,218

	Computers & Peripherals: 2.7%
1,218	Apple Computer, Inc.*	164,869
5,697	EMC Corp.*	90,411
		255,280
	Construction & Engineering: 3.8%
1,532	Fluor Corp.	186,398
2,286	Jacobs Engineering Group, Inc.*	174,742
		361,140
	Diversified Financial Services: 3.9%
1,253	IntercontinentalExchange, Inc.*	175,370
4,481	Leucadia National Corp.	197,926
		373,296
	Electric Utilities: 2.0%
1,706	Allegheny Energy, Inc.	93,472
1,914	PPL Corp.	93,633
		187,105
	Electrical Equipment: 1.0%
1,928	Emerson Electric Co.	98,020

	Energy Equipment & Services: 8.7%
3,023	National Oilwell Varco, Inc.*	182,075
2,134	Noble Corp.	93,405
1,110	Schlumberger Ltd.	83,761
3,076	Smith International, Inc.	166,750
1,591	Transocean, Inc*	195,057
1,758	Weatherford International, Ltd.*	108,662
		829,710
	Food Products: 2.1%
4,668	Archer-Daniels-Midland Co.	205,625

	Health Care Providers & Services: 4.8%
2,759	Express Scripts, Inc.*	186,205
1,132	Humana, Inc.*	90,899
3,674	Medco Health Solutions, Inc.*	183,994
		461,098
	Hotels, Restaurants & Leisure: 2.0%
1,771	McDonald's Corp.	94,837
2,795	Yum! Brands, Inc.	95,477
		190,314
	Industrial Conglomerates: 2.0%
3,383	Textron, Inc.	189,617

	Insurance: 1.0%
2,279	Aon Corp.	99,182

	Internet & Catalog Retail: 2.9%
2,439	Amazon.com, Inc.*	189,511
3,814	Expedia, Inc.*	87,798
		277,309
	Internet Software & Services: 2.5%
261	Google, Inc. - Class A*	147,282
2,849	VeriSign, Inc.*	96,638
		243,920
	Life Science Tools & Services: 1.6%
2,607	Waters Corp.*	149,772

	Machinery: 7.1%
3,786	Cummins, Inc.	182,788
2,273	Deere & Co.	199,478
4,939	Manitowoc Co.	188,275
1,541	Parker Hannifin Corp.	104,187
		674,728
	Metals & Mining: 7.8%
3,172	CONSOL Energy, Inc.	231,556
2,231	Freeport-McMoRan Copper & Gold, Inc.	198,626
3,913	Peabody Energy Corp.	211,380
997	United States Steel Corp.	101,804
		743,366
	Multi-Utilities & Unregulated Power: 2.0%
1,029	Constellation Energy Group, Inc.	96,685
1,011	Public Service Enterprise Group, Inc.	97,056
		193,741
	Oil & Gas: 10.4%
2,100	Apache Corp.	200,424
1,121	EOG Resources, Inc.	98,087
2,648	Murphy Oil Corp.	194,734
1,323	Noble Energy, Inc.	96,023
2,884	Occidental Petroleum Corp.	195,737
3,930	Range Resources Corp.	205,225
		990,230
	Oil, Gas & Consumable Fuels: 4.3%
3,479	Anadarko Petroleum Corp.	203,835
2,241	Hess Corp.	203,550
		407,385
	Semiconductor & Semiconductor Equipment: 3.9%
4,294	Intel Corp.	91,033
2,725	MEMC Electronic Materials, Inc.*	194,728
3,545	NVIDIA Corp.*	87,172
		372,933
	Specialty Retail: 2.0%
3,680	GameStop Corp.*	190,366

	TOTAL COMMON STOCKS
	(Cost $9,336,591)	9,456,681

	SHORT-TERM INVESTMENT: 0.9%
86,901	Fidelity Institutional Money Market Portfolio	86,901

	TOTAL SHORT-TERM INVESTMENT
	(Cost $86,901)	86,901

	TOTAL INVESTMENTS: 100.0%
	(Cost $9,423,492)	9,543,582
	Other Assets in Excess of Liabilities: 0.0%	1,232
	NET ASSETS: 100.0%	$9,544,814

*	Non-income producing security.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$9,431,948
Gross unrealized appreciation	808,155
Gross unrealized depreciation	(696,521)
Net unrealized appreciation	$111,634

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 99.8%^
59,460	Claymore Exchange Traded Fund	$2,813,053
39,777	Energy Select Sector SPDR Fund	2,768,479
34,355	I-Path MSCI India Total Return Fund*	2,874,140
23,121	iShares Dow Jones U.S. Energy Sector Fund	2,787,930
19,756	iShares FTSE/Xinhua China 25 Index Fund	2,839,925
37,681	iShares MSCI Brazil Index Fund	2,861,118
20,973	iShares MSCI Emerging Markets Index Fund	2,857,571
91,137	iShares MSCI Germany Index Fund	2,838,006
143,586	iShares MSCI Hong Kong Index Fund	2,865,976
219,823	iShares MSCI Malaysia Index Fund	2,884,078
47,218	iShares MSCI Spain Index Fund	2,712,202
23,173	iShares S&P GSSI Natural Resources Index Fund	2,840,315
12,100	iShares S&P Latin America 40 Index Fund	2,886,576
61,820	Market Vectors Russia ETF	2,825,793
124,969	PowerShares Dynamic Energy Exploration Fund	2,831,797
99,591	PowerShares Golden Dragon Halter USX China Portfolio	2,746,720
130,714	PowerShares WilderHill Clean Energy Portfolio*	2,849,565
31,055	streetTRACKS Gold Trust ETF*	2,839,669
30,363	Vanguard Emerging Markets Stock ETF	2,881,145
37,937	WisdomTree Pacific ex-Japan Total Dividend Fund	2,866,520

	Total Class 1 & 2 Funds
	(Cost $58,829,608)	56,670,578

	TOTAL INVESTMENT COMPANIES
	(Cost $58,829,573)	56,670,578

	SHORT-TERM INVESTMENT: 1.5%
837,970	Fidelity Institutional Money Market Portfolio	837,970

	TOTAL SHORT-TERM INVESTMENT
	(Cost $837,970)	837,970

	TOTAL INVESTMENTS: 101.3%
	(Cost $59,667,578)	57,508,548
	Liabilities in Excess of Other Assets: (1.3)%	(736,751)
	NET ASSETS: 100.0%	$56,771,797

*	Non-income producing security.
^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF'S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF'S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$59,930,432
Gross unrealized appreciation	2,243,707
Gross unrealized depreciation	(4,665,591)
Net unrealized depreciation	$(2,421,884)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 95.2%
	Class 1 & 2 Funds: 44.3%^
5,300	Claymore Exchange Traded Fund	$250,743
3,500	Energy Select Sector SPDR Fund	243,600
2,986	iPath MSCI India Total Return Fund*	249,809
2,000	iShares Dow Jones U.S. Energy Sector Fund	241,160
1,767	iShares FTSE/Xinhua China 25 Index Fund	254,006
3,430	iShares MSCI Brazil Index Fund	260,440
1,846	iShares MSCI Emerging Markets Index Fund	251,518
8,170	iShares MSCI Germany Index Fund	254,414
12,733	iShares MSCI Hong Kong Index Fund	254,151
19,687	iShares MSCI Malaysia Index Fund	258,293
4,512	iShares MSCI Spain Index Fund	259,169
2,100	iShares S&P GSSI Natural Resources Index Fund	257,397
1,120	iShares S&P Latin America 40 Index Fund	267,187
5,400	Market Vectors Russia ETF	246,834
11,100	PowerShares Dynamic Energy Exploration Fund	251,526
129,332	PowerShares Dynamic Mid Cap Growth Fund	2,801,331
8,530	PowerShares Golden Dragon Halter USX China Portfolio	235,257
11,750	PowerShares WilderHill Clean Energy Portfolio*	256,150
2,813	streetTRACKS Gold Trust ETF*	257,221
2,629	Vanguard Emerging Markets Stock ETF	249,466
3,375	WisdomTree Pacific ex-Japan Total Dividend Fund	255,015

	Total Class 1 & 2 Funds
	(Cost $7,981,839)	7,854,687

	Class 3 Funds: 50.9%^
9,411	DJ Euro Stoxx 50 ETF	527,016
28,737	DJ Stoxx 50 ETF	1,368,743
22,094	iShares MSCI EMU Index Fund	2,374,442
12,251	iShares Russell 1000 Growth Index Fund	685,811
4,918	Vanguard European Stock ETF	334,916
39,921	Vanguard Growth ETF	2,366,517
20,939	WisdomTree International Dividend Top 100 Fund	1,362,082

	Total Class 3 Funds
	(Cost $9,585,346)	9,019,527

	TOTAL INVESTMENT COMPANIES
	(Cost $17,567,185)	16,874,214

	SHORT-TERM INVESTMENT: 3.5%
625,982	Fidelity Institutional Money Market Portfolio	625,982

	TOTAL SHORT-TERM INVESTMENT
	(Cost $625,982)	625,982

	TOTAL INVESTMENTS: 98.7%
	(Cost $18,193,167)	17,500,196
	Other Assets in Excess of Liabilities: 1.3%	224,064
	NET ASSETS: 100.0%	$17,724,260

*	Non-income producing security.
^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF'S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF'S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

^
CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF'S
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include  some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows+:

Cost of investments	$18,254,962
Gross unrealized appreciation	428,714
Gross unrealized depreciation	(1,183,480)
Net unrealized depreciation	$(754,766)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  March 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  March 12, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  March 28, 2008

*	Print the name and title of each signing officer under his or her signature.